SCHEDULE OF PROMISSORY NOTES OUTSTANDING (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Short-Term Debt [Line Items]
Unamortized discounts		$ (97,276)	$ (38,854)
Promissory Note [Member]
Short-Term Debt [Line Items]
Principal amounts of notes payable		589,277	230,400
Unamortized discounts		(45,965)	(25,706)
Notes payable, net		$ 543,312	$ 204,694